Offerings	Jul. 15, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	4,817,167
Proposed Maximum Offering Price per Unit	0.35
Maximum Aggregate Offering Price	$ 1,686,008.45
Fee Rate	0.01381%
Amount of Registration Fee	$ 232.84
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	6,000,000
Proposed Maximum Offering Price per Unit	0.35
Maximum Aggregate Offering Price	$ 2,100,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 290.01
Offering Note	(2) Being sold in a Direct Public Offering